SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) - Nonvested restricted stocks ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2012 shares	Dec. 31, 2016 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)			14,658,824
Granted (in shares)			1,919,791
Forfeited (in shares)			(1,254,952)
Vested (in shares)			(1,820,632)
Adjusted (in shares)			37,526
Nonvested restricted stocks outstanding at the end of the period (in shares)			13,540,557	14,658,824
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares		$ 4.77
Granted (in dollars per shares) | $ / shares		7.57
Forfeited (in dollars per shares) | $ / shares		4.89
Vested (in dollars per shares) | $ / shares		4.45
Adjusted (in dollars per share) | $ / shares		4.80
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares		$ 5.20
Total unrecognized compensation expense | ¥		$ 426,089	¥ 426,089
Weighted-average period for recognition of unrecognized compensation costs			4 years 11 months 12 days
Total fair value of nonvested restricted stocks, vested | ¥			¥ 123,129	¥ 69,130	¥ 59,475
Performance or market condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage	50.00%
Performance or market condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage	50.00%
Period for remaining percentage vested	2 years
Performance Condition
Share based compensation
Period for assessment of performance or market conditions	3 years		10 years		3 years
Number of nonvested restricted stocks granted based on the performance					1,557,408
Number of Restricted Stocks
Granted (in shares)	1,059,977		1,876,975	6,599,106
Performance Condition | Second anniversary of the stated vesting commencement date
Share based compensation
Share-based payment award, vesting percentage			50.00%
Performance Condition | Vesting ratably over the following two years
Share based compensation
Share-based payment award, vesting percentage			50.00%
Period for remaining percentage vested			2 years
Market Condition
Share based compensation
Period for assessment of performance or market conditions	3 years
Number of Restricted Stocks
Granted (in shares)	213,209